Business segment information - Distribution of Depreciation and Amortization by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 15,157	$ 17,062	$ 45,842	$ 51,006
Ireland
Segment Reporting Information [Line Items]
Depreciation and amortization	6,777	8,053	21,345	23,917
Rest of Europe
Segment Reporting Information [Line Items]
Depreciation and amortization	1,304	1,491	3,968	4,654
U.S.
Segment Reporting Information [Line Items]
Depreciation and amortization	5,883	6,396	17,146	18,997
Rest of World
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 1,193	$ 1,122	$ 3,383	$ 3,438